SUMMARY PROSPECTUS

January 28, 2021

MFS® International New Discovery Fund

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s reports to shareholders and statement of additional information, online at funds.mfs.com.  You can also get this information at no cost by calling 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.  The fund’s prospectus and statement of additional information, both dated January 28, 2021, as may be amended or supplemented from time to time, are incorporated by reference into this summary prospectus.

CLASS	TICKER SYMBOL
Class A	MIDAX
Class B	MIDBX
Class C	MIDCX
Class I	MWNIX
Class 529A	EAIDX
Class 529B	EBIDX
Class 529C	ECIDX
Class R1	MIDGX
Class R2	MIDRX
Class R3	MIDHX
Class R4	MIDJX
Class R6	MIDLX

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses for Class 529B shares have been adjusted to reflect the full impact of the distribution fee.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):

Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.05%
Total Annual Fund Operating Expenses	1.29%	2.04%	2.04%	1.04%	2.04%	1.54%	1.29%	1.04%	0.92%

MIO-SUM-012821

MFS International New Discovery Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	529A	529B	529C
Management Fee	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.34%	2.09%	2.09%

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$699	$960	$1,242	$2,042
Class B Shares assuming
redemption at end of period	$607	$940	$1,298	$2,176
no redemption at end of period	$207	$640	$1,098	$2,176
Class C Shares assuming
redemption at end of period	$307	$640	$1,098	$2,176
no redemption at end of period	$207	$640	$1,098	$2,176
Class I Shares	$106	$331	$574	$1,271
Class 529A Shares	$704	$975	$1,267	$2,095
Class 529B Shares assuming
redemption at end of period	$612	$955	$1,324	$2,229
no redemption at end of period	$212	$655	$1,124	$2,229
Class 529C Shares assuming
redemption at end of period	$312	$655	$1,124	$2,229
no redemption at end of period	$212	$655	$1,124	$2,229
Class R1 Shares	$207	$640	$1,098	$2,369
Class R2 Shares	$157	$486	$839	$1,835
Class R3 Shares	$131	$409	$708	$1,556
Class R4 Shares	$106	$331	$574	$1,271
Class R6 Shares	$94	$293	$509	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic

MFS International New Discovery Fund

adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Small to Medium Cap Risk:  The stocks of small to medium cap companies can be more volatile and their shares can be less liquid than those of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

During the period(s) shown in the bar chart, the highest quarterly return was 19.39% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (25.10)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	4.89%	8.56%	7.13%
C Shares	7.89%	8.84%	7.13%
I Shares	9.96%	9.94%	8.04%
529A Shares	3.40%	8.37%	7.13%
529B Shares	5.75%	9.13%	7.29%
529C Shares	7.82%	8.80%	7.10%
R1 Shares	8.90%	8.85%	6.97%
R2 Shares	9.43%	9.39%	7.51%
R3 Shares	9.71%	9.66%	7.78%
R4 Shares	10.00%	9.94%	8.05%
R6 Shares	10.14%	10.07%	8.15%
A Shares	3.40%	8.37%	7.14%
Returns After Taxes on Distributions
A Shares	2.50%	7.54%	6.66%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	2.66%	6.53%	5.78%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
MSCI All Country World (ex-US) Small Mid Cap Index (net div)	12.01%	8.94%	5.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the

MFS International New Discovery Fund

impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
David Antonelli	1997	Vice Chairman of MFS
Peter Fruzzetti	2004	Investment Officer of MFS
Jose Luis Garcia	2007	Investment Officer of MFS
Robert Lau	2008	Investment Officer of MFS
Sandeep Mehta	March 2020	Investment Officer of MFS

Effective April 15, 2021, David Antonelli will no longer be a portfolio manager of the fund.

Effective March 31, 2021, the following is added to the above table:

Portfolio Manager	Since	Title
Lionel Gomez	March 2021	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None
Class 529A, Class 529B, Class 529C	None – automatic investment plans $250 – other accounts	None

Effective at the close of business on November 29, 2019 (the Closing Date), the fund is closed to new investors subject to certain exceptions.  Shareholders of the fund as of the Closing Date can continue to make additional purchases and reinvest distributions in the fund in any account open as of the Closing Date.  Shareholders of the fund as of the Closing Date may also: 1) exercise their one-time Reinstatement Privilege (described in Appendix A of this prospectus) to reinvest in shares of the fund within 90 days of a redemption of fund shares; and 2) transfer some or all of the shares in their account to another account and such account will be treated as having been open as of the Closing Date.

In addition, as of the Closing Date, shares of the fund may be purchased by the following investors:

1)    Retirement plans other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans, and SARSEP plans if the fund was offered or officially selected as an investment option by such plan (or any predecessor plan or other plan sponsored by the same employer) as of the Closing Date;

2)    Qualified tuition programs established under Section 529 of the Internal Revenue Code of 1986, as amended, if the fund was offered as an investment option by such program on the Closing Date, including the qualified tuition program for which MFD serves as program manager;

3)    Accounts maintained by a financial intermediary on its books for which investment decisions are determined by the financial intermediary’s home office discretionary model portfolios that are controlled by a centralized group responsible for creating such model portfolios and that included the fund as of the Closing Date (approved and recommended fund lists are not included within this exception); and

4)    Investors approved by the fund, the fund’s investment adviser, and the fund’s distributor.

The fund reserves the right to modify or limit the above exceptions, or re-open the fund at any time without prior notice.

Financial intermediaries are responsible for enforcing these restrictions with respect to their investors.  MFS’ ability to monitor financial intermediaries’ enforcement of these restrictions is limited by operational systems and the cooperation of financial intermediaries.  In addition, with respect to omnibus accounts, MFS’ ability to monitor is also limited by a lack of information with respect to the underlying shareholder accounts.

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of a fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial

MFS International New Discovery Fund

intermediary or visit your financial intermediary’s website for more information.